Quarterly Holdings Report
for
Fidelity® Low Duration Bond ETF
May 31, 2024
LOD-NPRT3-0724
1.9911012.100
Nonconvertible Bonds - 52.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.0%
AT&T, Inc. 5.539% 2/20/26	30,000	29,999
Verizon Communications, Inc. 3.5% 11/1/24	25,000	24,779
		54,778
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	219,000	216,765
COX Communications, Inc. 3.85% 2/1/25 (b)	800,000	789,172
Discovery Communications LLC 3.9% 11/15/24	1,200,000	1,188,795
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,000,000	983,016
3.788% 3/15/25	30,000	29,505
		3,207,253
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25	30,000	29,330
Sprint Corp. 7.625% 2/15/25	775,000	781,121
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,180,000	1,157,805
		1,968,256
TOTAL COMMUNICATION SERVICES		5,230,287
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.5%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.127% 10/3/25 (c)(d)	1,100,000	1,105,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0441% 1/9/26 (c)(d)	1,100,000	1,106,216
1.5% 1/13/25	25,000	24,391
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9407% 8/11/25 (b)(c)(d)	1,100,000	1,103,817
3.25% 4/1/25 (b)	30,000	29,461
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (c)(d)	25,000	25,017
1.2% 10/15/24	750,000	737,686
3.5% 11/7/24	1,100,000	1,089,046
3.8% 4/7/25	1,020,000	1,003,354
4% 1/15/25	270,000	267,181
4.35% 4/9/25	750,000	741,319
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6433% 11/3/25 (b)(c)(d)	30,000	30,235
2.65% 2/10/25 (b)	1,200,000	1,173,880
5.8% 6/26/25 (b)	1,100,000	1,100,464
5.875% 4/7/25 (b)	25,000	25,007
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1731% 3/20/26 (b)(c)(d)	1,500,000	1,504,431
2.85% 9/26/24 (b)	1,100,000	1,089,045
3.35% 5/13/25 (b)	800,000	783,391
		12,939,218
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	630,000	619,303
Lowe's Companies, Inc. 3.125% 9/15/24	25,000	24,817
		644,120
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 7.05% 11/27/25	1,030,000	1,047,039
TOTAL CONSUMER DISCRETIONARY		14,630,377
CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Constellation Brands, Inc. 4.75% 11/15/24	30,000	29,862
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.25% 9/20/24	25,000	24,879
Dollar Tree, Inc. 4% 5/15/25	1,180,000	1,163,128
		1,188,007
Food Products - 0.2%
Campbell Soup Co.:
3.95% 3/15/25	750,000	739,877
5.3% 3/20/26	3,000	2,993
		742,870
Tobacco - 1.1%
Altria Group, Inc. 2.35% 5/6/25	1,000,000	970,215
BAT Capital Corp. 2.789% 9/6/24	25,000	24,798
BAT International Finance PLC 3.95% 6/15/25 (b)	25,000	24,560
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	1,000,000	995,961
4.25% 7/21/25 (b)	800,000	786,135
Philip Morris International, Inc. 5.125% 11/15/24	30,000	29,947
Reynolds American, Inc. 4.45% 6/12/25	1,080,000	1,066,759
		3,898,375
TOTAL CONSUMER STAPLES		5,859,114
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	800,000	768,112
3.9% 2/1/25	1,875,000	1,852,148
DCP Midstream Operating LP 5.375% 7/15/25	1,000,000	995,413
Enbridge, Inc.:
2.5% 1/15/25	800,000	784,779
2.5% 2/14/25	817,000	799,054
Energy Transfer LP:
2.9% 5/15/25	1,450,000	1,411,693
4.05% 3/15/25	500,000	493,043
5.625% 5/1/27 (b)	30,000	29,907
Enterprise Products Operating LP 3.75% 2/15/25	25,000	24,660
EQT Corp. 6.125% 2/1/25	1,125,000	1,125,078
MPLX LP:
4% 2/15/25	1,350,000	1,332,985
4.875% 12/1/24	375,000	373,637
4.875% 6/1/25	1,000,000	991,968
Phillips 66 Co. 3.85% 4/9/25	1,175,000	1,157,893
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	250,000	247,679
Spectra Energy Partners LP 3.5% 3/15/25	25,000	24,573
The Williams Companies, Inc. 3.9% 1/15/25	775,000	766,727
Western Midstream Operating LP 3.1% 2/1/25	1,100,000	1,077,803
		14,257,152
FINANCIALS - 33.5%
Banks - 21.2%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.125% 9/18/27 (b)(c)(d)	1,100,000	1,118,150
Banco Santander SA 2.746% 5/28/25	750,000	728,440
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,000,000	978,471
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.6686% 4/2/26 (c)(d)	30,000	30,195
0.981% 9/25/25 (c)	30,000	29,554
1.197% 10/24/26 (c)	750,000	705,376
1.319% 6/19/26 (c)	1,000,000	955,034
2.456% 10/22/25 (c)	1,000,000	987,061
3.366% 1/23/26 (c)	1,030,000	1,014,289
3.384% 4/2/26 (c)	2,000,000	1,960,797
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.408% 6/7/25 (c)(d)	1,125,000	1,132,437
1.5% 1/10/25	425,000	414,734
1.85% 5/1/25	1,275,000	1,233,163
3.7% 6/7/25	750,000	736,275
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.8942% 3/2/26 (c)(d)	30,000	30,016
1.45% 1/10/25	1,000,000	975,066
2.2% 2/3/25	1,500,000	1,466,184
3.45% 4/11/25	750,000	736,650
Barclays PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.226% 9/13/27 (c)(d)	1,100,000	1,122,186
2.852% 5/7/26 (c)	1,000,000	973,292
4.375% 1/12/26	1,200,000	1,175,737
5.829% 5/9/27 (c)	750,000	750,207
BNP Paribas SA:
2.219% 6/9/26 (b)(c)	1,050,000	1,013,129
3.375% 1/9/25 (b)	550,000	541,977
BPCE SA 2.375% 1/14/25 (b)	1,800,000	1,760,593
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2746% 4/7/25 (c)(d)	30,000	30,140
2.25% 1/28/25	780,000	763,157
3.3% 4/7/25	1,000,000	981,639
5.144% 4/28/25	30,000	29,889
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0116% 10/30/24 (c)(d)	1,500,000	1,500,939
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0218% 1/25/26 (c)(d)	25,000	25,029
1.281% 11/3/25 (c)	1,000,000	981,004
3.106% 4/8/26 (c)	1,750,000	1,711,507
3.29% 3/17/26 (c)	1,000,000	980,572
Cooperatieve Rabobank UA 1.339% 6/24/26 (b)(c)	1,200,000	1,145,846
Credit Agricole SA 1.907% 6/16/26 (b)(c)	350,000	336,380
Danske Bank A/S:
3.244% 12/20/25 (b)(c)	1,000,000	985,279
6.466% 1/9/26 (b)(c)	900,000	902,190
DNB Bank ASA 1.127% 9/16/26 (b)(c)	600,000	566,419
Fifth Third Bancorp 2.375% 1/28/25	300,000	293,413
HSBC Holdings PLC:
1.645% 4/18/26 (c)	1,000,000	964,607
2.099% 6/4/26 (c)	1,200,000	1,156,547
2.633% 11/7/25 (c)	1,450,000	1,430,210
2.999% 3/10/26 (c)	763,000	746,942
Huntington Bancshares, Inc. 4% 5/15/25	1,000,000	983,881
Huntington National Bank 5.699% 11/18/25 (c)	500,000	498,926
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9073% 9/11/27 (c)(d)	1,100,000	1,117,600
1.4% 7/1/26 (b)(c)	1,200,000	1,145,857
3.869% 3/28/26 (c)	1,000,000	985,143
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	250,000	247,951
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2409% 2/24/26 (c)(d)	25,000	25,086
0.824% 6/1/25 (c)	30,000	30,000
1.561% 12/10/25 (c)	780,000	763,239
2.005% 3/13/26 (c)	1,000,000	971,623
2.083% 4/22/26 (c)	1,500,000	1,452,881
2.301% 10/15/25 (c)	1,130,000	1,115,424
2.595% 2/24/26 (c)	1,000,000	977,474
3.845% 6/14/25 (c)	450,000	449,688
5.546% 12/15/25 (c)	1,000,000	998,806
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8804% 8/7/27 (c)(d)	1,100,000	1,115,079
2.438% 2/5/26 (c)	1,350,000	1,319,783
3.511% 3/18/26 (c)	1,550,000	1,521,827
4.45% 5/8/25	1,650,000	1,632,415
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	1,000,000	993,657
1.412% 7/17/25	1,000,000	955,343
2.193% 2/25/25	750,000	731,670
3.777% 3/2/25	422,000	416,130
3.837% 4/17/26 (c)	800,000	787,108
5.063% 9/12/25 (c)	1,100,000	1,097,235
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (c)	1,000,000	966,890
2.555% 9/13/25 (c)	1,100,000	1,089,883
2.839% 7/16/25 (c)	800,000	797,092
PNC Bank NA 3.25% 6/1/25	650,000	635,659
PNC Financial Services Group, Inc. 5.671% 10/28/25 (c)	1,530,000	1,529,708
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.8972% 4/27/26 (c)(d)	1,100,000	1,101,225
1.15% 6/10/25	30,000	28,735
4.95% 4/25/25	30,000	29,842
Santander Holdings U.S.A., Inc.:
3.45% 6/2/25	1,200,000	1,171,462
4.5% 7/17/25	750,000	737,664
Societe Generale:
2.226% 1/21/26 (b)(c)	1,000,000	975,668
2.625% 10/16/24 (b)	550,000	543,449
2.625% 1/22/25 (b)	750,000	734,139
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3683% 6/6/25 (c)(d)	25,000	25,168
1.45% 1/10/25	30,000	29,273
3.766% 6/6/25	30,000	29,483
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (c)(d)	1,530,000	1,529,924
4% 5/1/25	750,000	738,898
4.26% 7/28/26 (c)	25,000	24,586
U.S. Bancorp:
1.45% 5/12/25	30,000	28,893
5.727% 10/21/26 (c)	20,000	20,032
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,200,000	1,170,741
2.188% 4/30/26 (c)	1,150,000	1,113,796
2.406% 10/30/25 (c)	1,000,000	986,305
3% 2/19/25	30,000	29,442
3.908% 4/25/26 (c)	1,430,000	1,406,779
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0415% 1/15/26 (c)(d)	1,100,000	1,104,458
		79,013,742
Capital Markets - 6.6%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8797% 8/19/24 (b)(c)(d)	25,000	25,017
1.716% 1/7/25 (b)	300,000	292,762
2.5% 1/14/25 (b)	1,030,000	1,009,837
Bank of New York Mellon Corp.:
1.6% 4/24/25	30,000	28,992
4.414% 7/24/26 (c)	30,000	29,646
Bank of New York, New York 5.224% 11/21/25 (c)	750,000	748,806
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,000,000	946,971
3.961% 11/26/25 (c)	1,000,000	990,345
6.119% 7/14/26 (c)	800,000	800,947
GA Global Funding Trust 3.85% 4/11/25 (b)	250,000	245,769
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.754% 5/15/26 (c)(d)	1,000,000	1,007,378
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.819% 10/21/24 (c)(d)	25,000	25,014
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8517% 9/10/24 (c)(d)	1,500,000	1,500,581
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.386% 8/10/26 (c)(d)	1,500,000	1,506,675
0.855% 2/12/26 (c)	1,030,000	995,366
3.272% 9/29/25 (c)	690,000	684,330
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2753% 2/18/26 (c)(d)	30,000	30,107
0.864% 10/21/25 (c)	450,000	441,348
1.164% 10/21/25 (c)	1,500,000	1,472,965
2.188% 4/28/26 (c)	1,200,000	1,162,614
2.72% 7/22/25 (c)	30,000	29,867
4.679% 7/17/26 (c)	1,100,000	1,087,733
NASDAQ, Inc. 5.65% 6/28/25	750,000	750,159
State Street Corp.:
2.354% 11/1/25 (c)	1,530,000	1,508,406
2.901% 3/30/26 (c)	1,030,000	1,005,758
5.104% 5/18/26 (c)	1,000,000	995,011
UBS Group AG:
1.364% 1/30/27 (b)(c)	1,200,000	1,115,942
2.193% 6/5/26 (b)(c)	1,200,000	1,157,121
2.593% 9/11/25 (b)(c)	1,000,000	990,946
3.75% 3/26/25	1,000,000	984,457
6.373% 7/15/26 (b)(c)	1,000,000	1,004,889
		24,575,759
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,000,000	983,144
3.5% 1/15/25	900,000	886,758
6.5% 7/15/25	900,000	906,864
Ally Financial, Inc.:
4.625% 3/30/25	450,000	445,675
5.8% 5/1/25	1,000,000	999,323
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2798% 3/4/25 (c)(d)	25,000	25,117
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.2972% 7/28/27 (c)(d)	1,500,000	1,509,619
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.677% 10/30/26 (c)(d)	1,100,000	1,112,368
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0807% 2/13/26 (c)(d)	1,100,000	1,104,878
2.25% 3/4/25	30,000	29,272
3.95% 8/1/25	30,000	29,495
4.99% 5/1/26 (c)	500,000	496,701
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,675,000	1,635,243
3.2% 2/5/25	1,025,000	1,007,681
4.25% 4/30/25	25,000	24,679
Discover Financial Services:
3.75% 3/4/25	1,750,000	1,724,235
3.95% 11/6/24	1,000,000	991,366
Ford Motor Credit Co. LLC:
4.389% 1/8/26	435,000	424,923
5.125% 6/16/25	750,000	744,384
John Deere Capital Corp. 2.05% 1/9/25	25,000	24,496
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.2096% 5/18/26 (c)(d)	25,000	25,175
		15,131,396
Financial Services - 1.1%
CNH Industrial Capital LLC 3.95% 5/23/25	750,000	737,895
Corebridge Financial, Inc. 3.5% 4/4/25	1,025,000	1,006,133
DH Europe Finance II SARL 2.2% 11/15/24	30,000	29,570
Fiserv, Inc. 3.85% 6/1/25	1,200,000	1,178,400
The Western Union Co. 2.85% 1/10/25	1,330,000	1,305,740
		4,257,738
Insurance - 0.5%
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	525,000	514,005
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,200,000	1,169,661
Marsh & McLennan Companies, Inc. 3.5% 3/10/25	25,000	24,627
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9698% 6/4/26 (b)(c)(d)	25,000	25,021
Principal Life Global Funding II 1.375% 1/10/25 (b)	30,000	29,256
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	30,000	29,780
		1,792,350
TOTAL FINANCIALS		124,770,985
HEALTH CARE - 2.3%
Biotechnology - 0.2%
AbbVie, Inc. 2.6% 11/21/24	30,000	29,580
Amgen, Inc. 5.25% 3/2/25	500,000	498,784
		528,364
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3.363% 6/6/24	25,000	24,995
Boston Scientific Corp. 1.9% 6/1/25	400,000	386,147
		411,142
Health Care Providers & Services - 1.4%
CVS Health Corp.:
3.375% 8/12/24	25,000	24,885
4.1% 3/25/25	1,100,000	1,085,964
Elevance Health, Inc.:
2.375% 1/15/25	600,000	588,148
3.35% 12/1/24	30,000	29,666
HCA Holdings, Inc.:
5.25% 4/15/25	1,450,000	1,443,749
5.375% 2/1/25	2,030,000	2,023,093
5.875% 2/15/26	25,000	25,038
Humana, Inc. 3.85% 10/1/24	25,000	24,839
		5,245,382
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8096% 2/20/26 (c)(d)	30,000	30,126
Haleon UK Capital PLC 3.125% 3/24/25	1,050,000	1,028,234
Viatris, Inc. 1.65% 6/22/25	1,225,000	1,172,465
		2,230,825
TOTAL HEALTH CARE		8,415,713
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	675,000	670,231
The Boeing Co. 4.875% 5/1/25	1,441,000	1,425,600
		2,095,831
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	1,000,000	975,994
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	30,000	29,374
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.15% 11/8/24	30,000	29,565
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	750,000	734,196
Parker Hannifin Corp.:
3.3% 11/21/24	30,000	29,674
3.65% 6/15/24	775,000	774,127
		1,567,562
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.3% 2/1/25	1,250,000	1,220,585
3.25% 3/1/25	775,000	759,571
4.25% 9/15/24	25,000	24,883
		2,005,039
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.125% 2/21/26 (b)	1,000,000	936,082
TOTAL INDUSTRIALS		7,609,882
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 4% 7/15/24	25,000	24,949
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	1,000,000	972,940
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	1,025,000	998,548
2.95% 5/15/25	750,000	731,163
VMware, Inc. 1% 8/15/24	25,000	24,754
		1,754,465
TOTAL INFORMATION TECHNOLOGY		2,752,354
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,175,000	1,175,940
Nutrien Ltd. 5.9% 11/7/24	30,000	30,020
		1,205,960
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.:
2.4% 3/15/25	25,000	24,372
2.95% 1/15/25	750,000	736,924
4% 6/1/25	1,450,000	1,426,350
Boston Properties, Inc. 3.2% 1/15/25	380,000	373,767
Kimco Realty OP, LLC 3.3% 2/1/25	1,000,000	984,945
Kite Realty Group Trust 4% 3/15/25	1,100,000	1,083,079
Ventas Realty LP 2.65% 1/15/25	25,000	24,498
		4,653,935
Real Estate Management & Development - 0.4%
Essex Portfolio LP 3.5% 4/1/25	1,500,000	1,472,721
TOTAL REAL ESTATE		6,126,656
UTILITIES - 1.4%
Electric Utilities - 0.4%
Edison International 3.55% 11/15/24	20,000	19,795
Eversource Energy 3.15% 1/15/25	1,500,000	1,476,217
Tampa Electric Co. 3.875% 7/12/24	25,000	24,945
		1,520,957
Gas Utilities - 0.5%
Eastern Energy Gas Holdings LLC 3.6% 12/15/24	1,100,000	1,087,349
The East Ohio Gas Co. 1.3% 6/15/25 (b)	800,000	763,441
		1,850,790
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	20,000	19,721
DTE Energy Co.:
1.05% 6/1/25	1,250,000	1,195,821
2.529% 10/1/24	25,000	24,734
Sempra 3.3% 4/1/25	550,000	539,094
		1,779,370
TOTAL UTILITIES		5,151,117
TOTAL NONCONVERTIBLE BONDS (Cost $195,851,699)		196,009,597

U.S. Treasury Obligations - 24.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 6/25/24	500,000	498,390
U.S. Treasury Notes:
3% 6/30/24	58,380,100	58,275,419
4.125% 1/31/25	20,000,000	19,849,609
4.25% 1/31/26	1,900,000	1,878,180
4.75% 7/31/25	12,000,000	11,949,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,471,950)		92,450,973

Asset-Backed Securities - 9.4%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	141,000	141,154
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/27	1,000,000	993,709
Ally Auto Receivables Trust 20 Series 2024-1 Class A2, 5.32% 1/15/27	20,000	19,961
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	347,000	347,351
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7237% 7/27/26 (c)(d)	25,000	25,020
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	579,000	578,697
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	25,000	24,491
CarMax Auto Owner Trust:
Series 2022-2 Class A3, 3.49% 2/16/27	876,087	863,416
Series 2022-3 Class A2A, 3.97% 4/15/27	1,461,341	1,442,672
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	948,656	950,582
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A2A, 5.3% 3/15/27	1,132,000	1,129,222
Carmax Auto Owner Trust 2024-2 Series 2024-2:
Class A2A, 5.65% 5/17/27	911,000	911,325
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.9037% 5/17/27 (c)(d)	1,500,000	1,500,664
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	1,000,000	998,436
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	1,500,000	1,499,299
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	25,000	24,635
Series 2022-A2 Class A, 3.32% 5/15/27	1,500,000	1,469,799
Dllad 2024-1 LLC Series 2024-1A Class A2, 5.5% 8/20/27 (b)	375,000	374,796
Enterprise Fleet Financing 202 Series 2024-2 Class A2, 5.74% 12/20/26 (b)	171,000	171,232
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(e)	1,038,000	1,039,224
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	1,200,000	1,181,498
Series 2020-1 Class A, 2.04% 8/15/31 (b)	1,000,000	975,147
Ford Credit Floorplan Master Owner Trust Series 2020-2 Class A, 1.06% 9/15/27	25,000	23,609
Gm Financial Automobile Leasin Series 2024-2 Class A2A, 5.43% 9/21/26	942,000	942,423
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	25,000	24,934
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2 Class C, 1.28% 1/19/27	25,000	23,953
Series 2021-4 Class A3, 0.68% 9/16/26	1,279,927	1,247,611
Series 2022-2 Class A3, 3.1% 2/16/27	20,068	19,762
Series 2022-4 Class A3, 4.82% 8/16/27	35,000	34,775
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	1,575,000	1,569,585
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	883,000	882,634
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,000,000	996,097
Series 2024-B Class A2A, 5.51% 10/15/26 (b)	881,000	879,828
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/26	23,238	22,949
Hyundai Auto Receivables Trust 20 Series 2024-A Class A2A, 5.29% 4/15/27	12,000	11,976
John Deere Owner Trust 2024 Series 2024-A Class A2A, 5.19% 2/16/27	20,000	19,945
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	100,000	100,008
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	1,104,000	1,103,007
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(e)	578,000	578,401
Sbna Auto Lease Trust 2024-B Series 2024-B Class A2, 5.67% 11/20/26 (b)	662,000	662,240
Sfs Auto Receivables Securitiz Series 2024-2A Class A2, 5.71% 10/20/27 (b)	928,000	928,367
SFS Auto Receivables Securitization Series 2024-1A Class A2, 5.35% 6/21/27 (b)	23,720	23,666
Tesla 2024-A A3 Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,000	998
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	25,000	25,125
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	25,000	25,029
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	1,000,000	999,388
Toyota Auto Receivables 2024-B Series 2024-B Class A2A, 5.41% 3/15/27	1,014,000	1,013,281
Toyota Lease Owner Trust Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,000,000	994,621
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/28 (c)	25,000	24,492
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	942,141	942,901
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7934% 12/21/26 (c)(d)	1,500,000	1,500,251
Wheels Fleet Lease Funding 1 L Series 2024-1A Class A2, 6.1501% 2/18/39 (b)(c)	1,038,000	1,038,325
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/27	798,000	797,658
World Omni Automobile Lease Se Series 2024-A:
Class A2A, 5.32% 2/16/27	11,000	10,977
Class A2B, 5.7537% 2/16/27 (c)	744,000	744,298
TOTAL ASSET-BACKED SECURITIES (Cost $34,868,409)		34,875,444

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cfmt 2024-Hb13 LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c) (Cost $142,997)	150,000	143,085

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	101,229	97,506
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class ASB, 3.7802% 2/15/51	165,860	161,328
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	135,000	135,084
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	211,000	210,604
Bx 2024-Cnyn floater Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	473,000	473,296
BX Commercial Mortgage Trust:
floater:
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	790,730	788,770
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	106,000	106,629
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	1,139,759	1,131,951
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(c)(d)	703,893	704,334
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	306,322	306,800
Bx Commercial Mtg Trust 2024-Mdhs floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	494,000	494,618
BX Trust floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(c)(d)	42,144	41,935
CD Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	69,039	66,849
Citigroup Commercial Mortgage Trust sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	23,198	22,637
COMM Mortgage Trust sequential payer:
Series 2015-CR22 Class ASB, 3.144% 3/10/48	18,291	18,187
Series 2015-CR27 Class ASB, 3.404% 10/10/48	62,310	61,325
Series 2015-LC21 Class ASB, 3.421% 7/10/48	87,655	86,822
CSAIL Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class ASB, 3.3143% 11/15/49	64,285	63,051
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	64,982	63,102
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	123,437	119,420
DBJPM Trust sequential payer Series 2016-C1 Class ASB, 3.038% 5/10/49	199,283	194,595
GS Mortgage Securities Trust sequential payer:
Series 2015-GC32 Class AAB, 3.513% 7/10/48	19,780	19,554
Series 2017-GS8 Class AAB, 3.313% 11/10/50	76,866	74,478
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C28 Class ASB, 3.042% 10/15/48	200,264	198,368
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	35,550	34,348
Morgan Stanley BAML Trust:
sequential payer Series 2015-C23 Class ASB, 3.398% 7/15/50	59,875	59,308
Series 2015-C21 Class ASB, 3.15% 3/15/48	17,834	17,674
Series 2015-C22 Class ASB, 3.04% 4/15/48	16,059	15,896
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	172,999	166,616
Morgan Stanley Capital I Trust sequential payer Series 2015-UBS8 Class ASB, 3.626% 12/15/48	163,350	161,082
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	94,968	96,333
SREIT Trust floater Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.008% 7/15/36 (b)(c)(d)	700,000	693,887
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	128,956	125,035
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C5 Class ASB, 3.345% 11/15/50	16,980	16,397
Series 2017-C7 Class ASB, 3.586% 12/15/50	290,629	281,579
Wells Fargo Commercial Mortgage Trust:
floater Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.855% 1/15/59 (c)(d)	654,514	659,043
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	59,107	58,529
Series 2015-C30 Class ASB, 3.412% 9/15/58	17,668	17,480
Series 2015-LC22 Class ASB, 3.571% 9/15/58	938,967	925,682
Series 2016-BNK1 Class ASB, 2.514% 8/15/49	246,777	240,483
Series 2016-C32 Class ASB, 3.324% 1/15/59	161,253	158,732
Series 2016-LC24 Class ASB, 2.825% 10/15/49	68,377	66,608
Series 2016-LC25 Class ASB, 3.486% 12/15/59	203,468	199,048
Series 2017-C38 Class ASB, 3.261% 7/15/50	60,474	58,892
Series 2017-C42 Class ASB, 3.488% 12/15/50	64,081	62,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,755,026)		9,756,055

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Truist Bank 2.15% 12/6/24 (Cost $982,378)	1,000,000	982,115

Money Market Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $38,546,173)	38,538,465	38,546,173

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $372,618,632)	372,763,442
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(237,722)
NET ASSETS - 100.0%	372,525,720

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,583,403 or 13.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	103,631,006	65,084,833	419,612	-	-	38,546,173	0.1%
Total	-	103,631,006	65,084,833	419,612	-	-	38,546,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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